Shareholder Report, Holdings (Details) - C000270326 [Member]	Jan. 31, 2026
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%